EMPLOYEE BENEFITS - Evolution of RSUs Outstanding (Details) - RSUs	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number of RSU (in shares)
Balance at the beginning of year (in shares) | shares	624,896	535,838
RSU granted during the year (in shares) | shares	309,384	309,539	564,995
Forfeited during the year (in shares) | shares	(50,888)	(38,621)
Issued during the year (in shares) | shares	(219,047)	(181,860)	(163,233)
Balance at end of year (in shares) | shares	664,345	624,896	535,838
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 64.05	$ 44.70
RSU granted during the year (in usd per share) | $ / shares	147.22	85.80
Forfeited during the year (in usd per share) | $ / shares	98.18	47.69
Issued during the year (in usd per share) | $ / shares	59.37	37.00	$ 43.13
Balance at the end of year (in usd per share) | $ / shares	$ 101.25	$ 64.05	$ 44.70